CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 1,567,814	$ 1,519,273	$ 1,732,576
Other comprehensive income:
Foreign currency translation adjustments	91,788	405,099	353,439
Other, net	6,027	(272)	33,395
Total other comprehensive income	97,815	404,827	386,834
Total comprehensive income	1,665,629	1,924,100	2,119,410
Comprehensive (income) loss attributable to noncontrolling interests	(23,720)	(1,491)	54,246
Comprehensive income attributable to Cencora, Inc.	$ 1,641,909	$ 1,922,609	$ 2,173,656